Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Qualified Regulation A Offering [Member] | Certain Investors [Member]
Issued warrants to purchase shares of common stock	14,000,000		35,319,999
Range of exercise prices	$ 0.0045		$ 0.02
Warrant per unit price	0.0225
Private Placement Under Rule Regulation D [Member] | Certain Investors [Member]
Range of exercise prices	0.0036		$ 0.02
Warrant per unit price	$ 0.018
Common Stocks [Member] | Qualified Regulation A Offering [Member]
Issued shares of common stock in exchange for cash	$ 261,000	$ 795,000	$ 795,000
Issued shares of common stock	70,000,000	176,599,998	176,599,998
Common Stocks [Member] | Private Placement Under Rule Regulation D [Member]
Issued shares of common stock in exchange for cash		$ 18,000	$ 18,000
Issued shares of common stock	10,000,000	78,000,000	78,000,000